Net loss per share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows (in thousands, except share and per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Numerator
Net loss	$(45,552)	$(42,059)	$(85,363)	$(79,120)
Net loss attributable to ordinary shareholders - basic and diluted	$(45,552)	$(42,059)	$(85,363)	$(79,120)

Denominator
Weighted-average number of ordinary shares used in net loss per share - basic and diluted	173,860,491	90,931,964	173,843,249	90,923,119
Net loss per share - basic and diluted	$(0.26)	$(0.46)	$(0.49)	$(0.87)

Schedule of Anti-dilutive Securities
The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	Three and Six Months Ended June 30,
	2023	2022
Unvested restricted shares and units	315,460	916,072
Share options	14,203,439	8,481,037
Warrants	3,265,306	3,265,306
Total potentially dilutive securities	17,784,205	12,662,415